Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Revenue	$ 44,288	$ 43,129	$ 35,740
Non-current assets	77,488	76,863	95,950
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	5,067	5,039	7,069
Australia [member]
Disclosure of geographical areas [line items]
Revenue	2,568	2,304	2,037
Non-current assets	45,013	45,157	46,949
Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,875	1,886	1,641
China [member]
Disclosure of geographical areas [line items]
Revenue	24,274	22,660	18,644
Japan [member]
Disclosure of geographical areas [line items]
Revenue	4,193	4,628	3,036
India [member]
Disclosure of geographical areas [line items]
Revenue	2,479	2,439	1,891
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	2,550	2,588	2,271
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	2,940	2,620	3,152
North America [member]
Disclosure of geographical areas [line items]
Revenue	2,442	2,715	2,233
Non-current assets	8,633	8,246	22,860
South America [member]
Disclosure of geographical areas [line items]
Revenue	662	1,054	649
Non-current assets	18,404	18,267	18,899
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	305	235	186
Non-current assets	$ 371	$ 154	$ 173